Significant Accounting Policies - Impact of IFRS 16 on Group Statement of Comprehensive Income (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impact of initial application of new accounting standards [line item]
Exchange losses on retranslation of foreign operations, tax	$ (3)	$ (2)	$ (1)
IFRS 16 [member]
Disclosure of impact of initial application of new accounting standards [line item]
Exchange losses on retranslation of foreign operations, tax		$ 2	$ 1